Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Revenue by Geographical Location [Line Items]
Total	$ 2,449,368	$ 2,421,438	$ 6,937,250	$ 7,717,064	$ 9,897,233	$ 8,826,206
India [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue	2,449,323	2,391,332	6,920,079	7,615,314
Egypt [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue		27,868	13,225	78,259
Vietnam [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue				17,873
Indonesia [Member]
Schedule of Revenue by Geographical Location [Line Items]
Revenue	$ 45	$ 2,238	$ 3,946	$ 5,618